Net other non-operating income (Tables)	12 Months Ended
Dec. 31, 2024
Net other non-operating income [Abstract]
Summary of Other non-operating income and other non-operating expense
Other
non-operating
income and other
non-operating
expense for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Other non-operating income
Gain on disposal of assets:
Property and equipment	~~W~~	67,411	4,944	3,287
Investment property		29,305	56,640	3,427
Assets held for sale (*1)		448,770	1,753	—
Lease assets		36	9	1
Right-of-use assets		4,131	3,388	9,712

		549,653	66,734	16,427

Investments in associates:
Gain on disposal		8,965	12,435	9,908
Reversal of impairment loss		5,924	—	183

		14,889	12,435	10,091

Others:
Rental income on investment property		33,366	24,472	28,708
Reversal of impairment losses on intangible asset		396	50	112
Gain from assets contributed		4	—	—
Gain from bargain purchase		12,349	—	—
Others		75,511	66,546	86,458

		121,626	91,068	115,278

		686,168	170,237	141,796

Other non-operating expense
Loss on disposal of assets:
Property and equipment		(2,546)	(6,009)	(5,785)
Investment property		—	—	—
Lease assets		(9)	—	(7)
Right-of-use assets		(737)	(1,063)	(804)
Others		(183)	(29)	(50)

		(3,475)	(7,101)	(6,646)

Investments in associates:
Loss on disposal		(19,045)	(19,266)	(5,193)
Impairment loss		(7,529)	(15,583)	(43,262)

		(26,574)	(34,849)	(48,455)

	2022		2023	2024
Others:
Donations	~~W~~	(67,558)	(100,201)	(144,212)
Depreciation of investment properties		(18,115)	(15,058)	(15,063)
Impairment loss on property and equipment		—	(1,409)	(1,650)
Impairment loss on intangible assets		(3,158)	(10,732)	(25,468)
Write-off of intangible assets		(1,822)	(446)	(1,662)
Expenses on collection of special bonds		(10,259)	(9,130)	(10,236)
Others		(215,842)	(252,289)	(294,160)

		(316,754)	(389,265)	(492,451)

		(346,803)	(431,215)	(547,552)

Net other non-operating gain (loss)	~~W~~	339,365	(260,978)	(405,756)

(*1)
Gain and loss on disposal of
sale-and-leaseback
are included in gain and loss on disposal of property and equipment, gain and loss on disposal of investment property and gain on assets held for sale, respectively. Gain on disposal of sale-and-leaseback
for the year ended December 31, 2022 is
~~W~~
443,780 million.